IMPAIRMENT OF NON-CURRENT ASSET	12 Months Ended
Dec. 31, 2024
Impairment Of Non Current Asset [Abstract]
IMPAIRMENT OF NON-CURRENT ASSET [Text Block]

18.  IMPAIRMENT OF NON-CURRENT ASSET

On March 20, 2023, the Company announced the temporary suspension of operations at the Jerritt Canyon Gold mine. Having considered the facts and circumstances including the temporary suspension of operations, heightened costs, and operating mine performance, the Company determined that impairment indicators existed for the Jerritt Canyon Gold mine. IFRS accounting standards require an entity to assess its assets for indicators of impairment at the cash-generating unit level based on their individual recoverable amounts. After the Company identified an indicator of impairment for Jerritt Canyon, the Company assessed the recoverable value of the Jerritt Canyon Gold Mine based on its FVLCD.

Key Assumptions

The FVLCD for Jerritt Canyon was determined using a multiple-based valuation method to estimate the value per in-situ ounce based on comparable market transactions. Valuation multiples applied to mineral resources and property, plant and equipment in the CGU, subject to impairment testing were determined as follows:

• External valuation specialists were used to obtain a population of gold exploration, development and operating companies. The value of trading multiples for operating companies based on recent transactions was determined to be between $149 per ounce and $248 per ounce.

• Management considered the $165 per ounce multiple to be the most reasonable estimate of the fair value of Jerritt Canyon, as companies in this range included companies in operations that had invested significantly in exploration, capital structure, an operating plant and had significant exploration potential.

The market approach used to determine FVLCD is significantly affected by changes in key assumptions of determining which population of comparable companies are most relevant and the price for these precedent transactions. In determining the comparability of public companies and precedent transactions, factors such as primary ore, location, stage of operations, reserves and resources, exploration potential, infrastructure, and accessibility for the underlying commodity were taken into consideration. The Company performed a sensitivity analysis on the key assumption being the population of comparable transactions and determined that a change in this assumption could lead to a different fair value of this asset. Management's estimate of FVLCD is classified as a level 3 in the fair value hierarchy as the inputs are not based on observable market data.

In prior periods, management utilized the discounted cash flow method as the valuation technique to determine the recoverable amount. Recoverable values were determined with internal discounted cash flow economic models projected using management's best estimate of recoverable mineral reserves and resources, future operating costs, capital expenditures and long-term foreign exchange rates and corroborated by in situ value of its Reserves and Resources. As Jerritt Canyon does not currently have a mine plan to estimate future cash flows, the market approach was used during the current period to determine the FVLCD.

Based on the Company's assessment, the Company concluded that the carrying value of the Jerritt Canyon mine had an estimated recoverable value, based on its FVLCD, below its carrying value at March 31, 2023. As a result, the following impairment charge was recognized during the first quarter of 2023:

Year Ended December 31, 2023
Impairment of non-current asset	$125,200
Deferred income tax recovery	(31,237)
Impairment of non-current asset, net of tax	$93,963

As at December 31, 2024, the Company determined there were no significant events or changes in circumstances to indicate that the carrying amount of its non-current assets may not be recoverable, nor indicators that the recoverable amount of its previously impaired assets will exceed its carrying value. As such, no impairment or impairment reversal was recognized during the year ended December 31, 2024 (year ended December 31, 2023 - $125.2 million (Note 14) and $nil million impairment, respectively).

The impairment charge recognized for the year ended December 31, 2023 with respect to the Jerritt Canyon operating segment, which was recorded during the first quarter of 2023, was allocated as follows:

Year Ended December 31, 2023
Mining interest - producing properties	$78,128
Mining interests - exploration properties (non-depletable)	17,388
Property, plant and equipment	29,684
Impairment of non-current asset	$125,200